Related party balances and transactions - Short-term promissory note (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 14, 2020 MXN ($)	Jun. 14, 2015	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 MXN ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits				$ 73,711		$ 58,989		$ 96,344
Number of members | item			3	3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration	$ 3,766,000
Percentage of ebitda before payment of technical assistance fee for next two years	3.00%
Increase in variable consideration than fixed technical assistance fee					$ 3,661		$ 3,517
Increase (decrease) in variable consideration than fixed technical assistance fee			$ 3,766
Threshold percentage of shares held by related party to trigger conversion of shares		7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares		7.65%
Directors and officers
Disclosure of transactions between related parties [line items]
Remuneration				$ 12,453		$ 14,546		$ 23,950
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%	1.90%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Partner ownership interest			12.80%	12.80%